INCOME TAX (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Effective tax rate attributable to:
US statutory rate	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Less: change in unrecognized tax benefit from uncertain tax provision	(34.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Tax per Financial Statements	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%